Shareholder Report, Line Graph (Details) 192124_Congress Intermediate Bond ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Sep. 09, 2024	Oct. 31, 2025
Congress Intermediate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Congress Intermediate Bond ETF NAV
Accumulated Value	$ 9,860	$ 10,000	$ 10,440
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P U.S. Aggregate Bond Index
Accumulated Value	9,782	10,000	$ 10,379
Bloomberg Intermediate Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate Government/Credit Index
Accumulated Value	$ 9,853	$ 10,000	$ 10,459